Note 17 - Segmented Information - Geographical Information (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Segmented revenue	$ 1,030,518	$ 977,389	$ 1,179,598	$ 1,074,513	$ 1,007,169
Identifiable non-current assets	19,156	497,575	19,156	497,575	395,105
Latin America [member]
Statement Line Items [Line Items]
Segmented revenue			253,853	194,053	87,370
Country of domicile [member]
Statement Line Items [Line Items]
Identifiable non-current assets	18,748	497,065	18,748	497,065	394,501
CHINA
Statement Line Items [Line Items]
Segmented revenue			911,694	861,747	894,643
Identifiable non-current assets	$ 408	$ 510	408	510	604
Other [member]
Statement Line Items [Line Items]
Segmented revenue			$ 14,051	$ 18,713	$ 25,156